LONG-TERM PREPAYMENTS AND OTHER ASSETS (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about long-term prepayments and other assets [line items]
Operating rights of service stations	¥ 31,856	¥ 34,013
Others (i)	33,971	25,936
Balance as of end of year	74,489	65,437
Third parties
Disclosure of detailed information about long-term prepayments and other assets [line items]
Prepayments for construction projects to third parties	5,861	3,926
Sinopec Group Company and fellow subsidiaries
Disclosure of detailed information about long-term prepayments and other assets [line items]
Long-term receivables from and prepayment to Sinopec Group Company and fellow subsidiaries	¥ 2,801	¥ 1,562